Transamerica JPMorgan Asset Allocation - Conservative VP Investment Strategy - Transamerica JPMorgan Asset Allocation - Conservative VP	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”). The portfolio expects to normally allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 35% of its economic exposure to equities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 65% of its economic exposure to fixed-income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary. The sub-adviser may increase equity exposure to approximately 50% of economic exposure and may decrease fixed-income exposure to approximately 50% or may decrease equity exposure to approximately 5% and may increase fixed-income exposure to approximately 95% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest a maximum equity exposure and equity exposure reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal. In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios. As part of its investment process, the sub-adviser selects equity and fixed-income underlying portfolios and rebalances the portfolio’s assets among the selected underlying portfolios. The underlying portfolios include portfolios sub-advised by the sub-adviser, and consistent with the portfolio’s objective and strategies, the sub-adviser is permitted to invest any portion of the portfolio’s assets in underlying portfolios which it sub-advises. When choosing among potential underlying portfolios, the sub-adviser faces a conflict of interest because it will receive additional fees when it selects underlying portfolios for which it also acts as sub-adviser. For more information on the sub-adviser’s conflicts of interest, see Appendix B – “Portfolio Managers” to the SAI. Exposure to high yield bonds (commonly known as “junk bonds”) and floating rate loans together generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser). Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those portfolios. It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed-income exposure (including regularly using derivatives for purposes of complying with the risk management framework) without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions. The portfolio may invest in repurchase agreements. TAM may change the underlying portfolios and the sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.